Provisions - Respironics field-action provision (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance as of January 1	€ 2,972	€ 2,498
Utilizations	(1,821)	(1,336)
Translation differences and other	(123)	21
Balance as of December 31	1,627	2,972
Respironics field action
Reconciliation of changes in other provisions [abstract]
Balance as of January 1	130	334
Additions	15	30
Utilizations	(92)	(220)
Translation differences and other	(17)	(14)
Balance as of December 31	€ 36	€ 130